Stock Options and Other Stock Awards - Summary of General and Administration in the Combined Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Share-Based Payment Arrangement [Abstract]
Share-based compensation expense	$ 62,500	$ 73,400	$ 4,506	$ 70,200	$ 3,735
Income tax benefits	15,100	17,800	(128)	16,700	(106)
Total share-based compensation expense after income taxes	$ 47,400	$ 55,600	$ 4,378	$ 53,500	$ 3,629